Condensed Consolidated Interim Statements of Income - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales revenue	¥ 3,688,785	¥ 3,771,569	¥ 10,677,013	¥ 9,546,713
Operating costs and expenses:
Cost of sales	(2,924,975)	(2,940,964)	(8,486,750)	(7,594,521)
Selling, general and administrative	(329,644)	(381,019)	(955,247)	(1,004,211)
Research and development	(204,717)	(171,851)	(563,371)	(500,981)
Total operating costs and expenses	(3,459,336)	(3,493,834)	(10,005,368)	(9,099,713)
Operating profit	229,449	277,735	671,645	447,000
Share of profit of investments accounted for using the equity method	49,788	102,274	157,034	204,570
Finance income and finance costs:
Interest income	7,657	4,695	18,737	13,572
Interest expense	(3,241)	(2,014)	(9,669)	(8,563)
Other, net	1,189	3,733	7,491	2,128
Total finance income and finance costs	5,605	6,414	16,559	7,137
Profit before income taxes	284,842	386,423	845,238	658,707
Income tax expense	(77,240)	(87,094)	(229,035)	(186,809)
Profit for the period	207,602	299,329	616,203	471,898
Profit for the period attributable to:
Owners of the parent	192,960	284,051	582,169	444,102
Non-controlling interests	¥ 14,642	¥ 15,278	¥ 34,034	¥ 27,796
Earnings per share attributable to owners of the parent
Basic and diluted	¥ 112.42	¥ 164.51	¥ 337.92	¥ 257.21